Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement
Revenue	$ 1,461,440	$ 1,501,998
Cost of sales
Mine operating costs	846,937	819,582
Depreciation and amortization	337,615	357,924
Impairment - environmental provision	0	193,473
Cost of Sales	1,184,552	1,370,979
Gross profit	276,888	131,019
Selling and administrative expenses	33,986	43,011
Exploration expenses	34,511	39,223
Other expenses	32,586	35,119
Re-evaluation adjustment - environmental provision	(133,460)	(4,602)
Impairment - Arizona	94,956	0
Results from operating activities	214,309	18,268
Net interest expense on long term debt	67,663	74,748
Accretion on streaming arrangements	27,778	42,654
Change in fair value of financial instruments	942	54,514
Other net finance costs	22,111	49,103
Net finance expense	118,494	221,019
Profit (loss) before tax	95,815	(202,751)
Tax expense	25,433	41,607
Profit (loss) for the year	$ 70,382	$ (244,358)
Profit (loss) per share
Basic	$ 0.27	$ (0.93)
Diluted	$ 0.27	$ (0.93)
Weighted average number of common shares outstanding:
Basic	261,858,531	261,462,323
Diluted	262,217,528	261,462,323